UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |x|; Amendment Number:1

This  Amendment  (Check  only  one):  |x|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:   (610) 848-6745


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      May 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:  $141,429
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                 Stillwater Capital Advisors, LLC
                                                              FORM 13F
                                                           March 31, 2010



                                                           	Value   Shares/  Sh/ Put/  Invstmt    Other		 Voting Authority
        Name of Issuer          Title of class    CUSIP   	(x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None

Adobe Systems Inc             	COM             00724f101     	4488 	126887.00SH       Sole                126887.00
American Electric Power Inc    	COM             025537101     	1169 	34195.00 SH       Sole                 34195.00
Apple Inc                     	COM             037833100    	6936 	29517.00 SH       Sole                 29517.00
Baxter Intl Inc               	COM             071813109     	3338 	57350.83 SH       Sole                 57350.83
Bristol-Myers Squibb Co        	COM             110122108     	3966 	148535.00SH       Sole                148535.00
Celgene Corp                  	COM             151020104     	5200 	83918.00 SH       Sole                 83918.00
Chevron Corp                   	COM             166764100     	 258  	3403.00  SH       Sole                  3403.00
Cisco Systems Inc              	COM             17275r102     	4612 	177179.00SH       Sole                177179.00
Citigroup Inc                 	COM             172967101     	 802	198060.00SH       Sole                198060.00
Conagra Foods Inc              	COM             205887102    	4702	187574.39SH       Sole                187574.39
CVS Caremark Corporation       	COM             126650100    	4974 	136044.69SH       Sole                136044.69
Entergy Corp                   	COM             29364g103     	1121 	13780.00 SH       Sole                 13780.00
Exelon Corp                    	COM             30161n101     	 878 	20030.00 SH       Sole                 20030.00
Exxon Mobil Corp               	COM             30231g102     	4166 	62192.87 SH       Sole                 62192.87
General Electric Co            	COM             369604103     	5116 	281090.71SH       Sole                281090.71
Honeywell Intl Inc             	COM             438516106     	4886 	107932.13SH       Sole                107932.13
Intel Corp                     	COM             458140100     	3863 	173320.00SH       Sole                173320.00
International Business Machine 	COM             459200101     	3770 	29394.13 SH       Sole                 29394.13
Johnson & Johnson              	COM             478160104     	4943 	75816.97 SH       Sole                 75816.97
JPMorgan Chase & Co            	COM             6625h100     	5337 	119256.10SH       Sole                119256.10
Kimberly Clark Corp            	COM             494368103    	4435 	70523.69 SH       Sole                 70523.69
Kraft Foods Inc Cl A           	COM             50075n104     	3672 	121430.00SH       Sole                121430.00
McDonalds Corp                 	COM             580135101     	5351 	80196.81 SH       Sole                 80196.81
Meritor Savings Bank PA        	COM             590007100      	  64 	26743.00 SH       Sole                 26743.00
PepsiCo Inc                    	COM             713448108     	4922 	74392.16 SH       Sole                 74392.16
Pfizer Inc                     	COM             717081103     	3533 	205985.00SH       Sole                205985.00
PG&E Corp                      	COM             69331c108     	1074 	25330.00 SH       Sole                 25330.00
PolyMedix Inc                  	COM             73174c100      	  70 	59845.00 SH       Sole                 59845.00
PPL Corp                       	COM             69351t106      	 254  	9155.00 SH        Sole                  9155.00
Procter & Gamble Co            	COM             742718109     	3524 	55704.47 SH       Sole                 55704.47
Raytheon Co                    	COM             755111507    	4891 	85620.73 SH       Sole                 85620.73
Schlumberger Ltd               	COM             806857108     	3159 	49775.56 SH       Sole                 49775.56
United Parcel Service Inc Cl B 	COM             911312106     	2138 	33187.00 SH       Sole                 33187.00
United Technologies Corp       	COM             913017109     	4685 	63639.59 SH       Sole                 63639.59
Verizon Communications Inc     	COM             92343v104     	5381 	173453.91SH       Sole                173453.91
Wal-Mart Stores Inc            	COM             931142103     	4388 	78916.45 SH       Sole                 78916.45
iShares Tr Consumer Goods Inde 	CONS GOODS IDX  464287812      	 905 	15349.00 SH       Sole                 15349.00
iShares Tr Consumer Services I 	CONS SRVC IDX   464287580      	 979 	16051.00 SH       Sole                 16051.00
iShares Tr DJ US Energy        	DJ US ENERGY    464287796     	1150 	34612.00 SH       Sole                 34612.00
iShares Tr DJ US Financial Sec 	DJ US FINL SEC  464287788     	1248 	21878.00 SH       Sole                 21878.00
iShares Tr DJ US Healthcare    	DJ US HEALTHCR  464287762     	1322 	19932.00 SH       Sole                 19932.00
iShares Tr DJ US Telecom       	DJ US TELECOM   464287713      	 432 	21555.00 SH       Sole                 21555.00
iShares Tr DJ US Utilities     	DJ US UTILS	464287697      	 262 	 3623.00 SH       Sole                  3623.00
iShares Tr Index DJ US Industr 	DJ US INDUSTRL  464287754     	1134 	19476.00 SH       Sole                 19476.00
iShares Tr Index DJ US Tech Se 	DJ US TECH SEC  464287721     	1926 	32981.00 SH       Sole                 32981.00
iShares Tr Russell 1000 Growth 	RUSSELL 1000GRW 464287614     	4407 	84822.11 SH       Sole                 84822.11
iShares Tr Russell 1000 Value  	RUSSELL 1000VAL 464287598      	 485  	7935.00 SH        Sole                  7935.00
Vanguard Index Funds Growth ET 	GROWTH ETF      922908736      	 206 	3700.00 SH        Sole                  3700.00
Vanguard Tax-Managed Fund Euro 	EUROPE PAC ETF  921943858      	 333  	9625.00 SH        Sole                  9625.00
WisdomTree Trust DEFA Fund     	DEFA FD         97717w703      	 241  	5200.00 SH        Sole                  5200.00
WisdomTree Trust Mid Cap Div F 	MIDCAP DIVI FD  97717w505      	 338  	7300.00 SH        Sole                  7300.00
REPORT SUMMARY                 	51 DATA RECORDS               141429            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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